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[SECURITY BENEFIT LOGO]

September 9, 2009

VIA EDGARLINK

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	SBL Variable Annuity Account VIII 1940 Act Registration Number: 811-08836 1933 Act Registration Numbers: 033-85592, 333-23723 and 333-93947 CIK: 0000932020 Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the "Act"), SBL Variable Annuity Account VIII, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Variable Insurance Funds	0000896435	August 26, 2009
American Century Variable Portfolios, Inc.	0000814680	August 26, 2009
Dreyfus Investment Portfolios	0001056707	August 14, 2009
Dreyfus Variable Investment Fund	0000813383	August 14, 2009
Legg Mason Partners Variable Equity Trust	0001176343	August 27, 2009
MFS® Variable Insurance Trust	0000918571	September 1, 2009
Neuberger Berman Advisers Management Trust	0000736913	September 1, 2009
Oppenheimer Variable Account Funds	0000752737	August 24, 2009
PIMCO Variable Insurance Trust	0001047304	August 26, 2009
Royce Capital Fund	0001006387	August 26, 2009
Rydex Variable Trust	0001064046	September 8, 2009
SBL Fund	0000217087	September 4, 2009
The Universal Institutional Funds, Inc.	0001011378	September 8, 2009
Van Kampen Life Investment Trust	0000778536	August 27, 2009

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

AMY J. LEE

Amy J. Lee
Vice President and Associate General Counsel
Security Benefit Life Insurance Company

One Security Benefit Place * Topeka, Kansas 66636-0001